Note 13 - Selected Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Quarterly Financial Information [Text Block]
13 .	Selected Quarterly Financial Data (unaudited)

A summary of selected quarterly financial data for 2015 and 2014 is as follows:
	2015 Quarter Ended
	March 31	June 30	September 30	December 31
Revenue from grants	$103,424	$71,474	$93,130	$160,053
Net loss	(700,454)	(676,203)	(619,899)	(692,731)
Net loss per share	(0.02)	(0.02)	(0.02)	(0.02)

	2014 Quarter Ended
	March 31	June 30	September 30	December 31
Revenue from grants	$157,340	$180,441	$322,086	$223,089
Net loss	(615,918)	(679,537)	(514,515)	(923,585)
Net loss per share	(0.02)	(0.03)	(0.02)	(0.03)